Acquisitions (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Schedule of Purchase Price Allocation

(in thousands)	Exiqon acquisition

Purchase Price:
Cash consideration	$95,163
Fair value of remaining shares	5,519
$100,682

Preliminary Allocation:
Cash and cash equivalents	$4,824
Accounts receivable	3,581
Inventory	1,553
Prepaid expenses and other current assets	1,853
Accounts payable	(1,289)
Accruals and other current liabilities	(11,587)
Debt assumed	(6,068)
Other long-term liabilities	(197)
Deferred tax asset on tax loss carry forwards	10,016
Fixed and other long-term assets	2,870
Developed technology	18,500
Customer relationships	3,800
Tradenames	1,400
Goodwill	76,807
Deferred tax liability on fair value of identifiable intangible assets acquired	(5,381)
$100,682
The final purchase price allocation for Enzymatics was as follows:

(in thousands)	Enzymatics acquisition
Purchase Price:
Cash consideration	$114,224
Fair value of contingent consideration	13,600
$127,824

Final Allocation:
Cash and cash equivalents	$1,178
Accounts receivable	2,813
Prepaid expenses and other current assets	1,330
Fixed and other long-term assets	1,414
Accounts payable	(3,090)
Accruals and other current liabilities	(1,940)
Developed technology	28,600
Tradenames	6,600
Customer relationships	22,300
Goodwill	90,177
Deferred tax liability on fair value of identifiable intangible assets acquired	(21,558)
$127,824